UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 WATER STREET, NEW YORK, NEW YORK 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2011–June 30, 2012

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Effective August 1, 2012, the funds listed below were renamed as follows:

Former Name	Current Name

Legg Mason Western Asset SMASh Series C Fund	Western Asset SMASh Series C Fund
Legg Mason Western Asset SMASh Series EC Fund	Western Asset SMASh Series EC Fund
Legg Mason Western Asset SMASh Series M Fund	Western Asset SMASh Series M Fund

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06740
Reporting Period: 07/01/2011 - 06/30/2012
Legg Mason Partners Institutional Trust

================= Legg Mason Western Asset SMASh Series C Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Legg Mason Western Asset SMASh Series EC Fund =================

DEEP OCEAN GROUP

Ticker:       TRMA           Security ID:  51EQOCEAN
Meeting Date: JUL 15, 2011   Meeting Type: SPECIAL
Record Date:  JUL 13, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
N/A   Proxy to Assign Power of Attorney to    FOR       FOR          Management
      New Board of Directors

--------------------------------------------------------------------------------

DEEP OCEAN GROUP

Ticker:       TRMA           Security ID:  51EQOCEAN
Meeting Date: AUG 31, 2011   Meeting Type: SPECIAL
Record Date:  AUG 30, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
N/A   Proxies for the Power of Attorney and   FOR       FOR          Management
      approval of board compensation

--------------------------------------------------------------------------------

GEORGIA GULF CORP

Ticker:       GGC            Security ID:  US3732003021
Meeting Date: MAY 22, 2012   Meeting Type: ANNUAL
Record Date:  MAY 09, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
Item  Elect directors.                        FOR       FOR          Management
1.1-1
Item  Proposal to the compensation of the     FOR       FOR          Management
2     company's named executive officers.
Item  Proposal to ratify the appointment of   FOR       FOR          Management
3     Ernest & Young LLP to serve as the
      independent registered public
      accounting firm for year 2012.

================= Legg Mason Western Asset SMASh Series M Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========= Western Asset Institutional AMT Free Municipal Money Market  =========
=========                             Fund                             =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Western Asset Institutional Cash Reserves ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== Western Asset Institutional Government Reserves ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Western Asset Institutional Liquid Reserves ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Institutional Tax Free Reserves =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============== Western Asset Institutional U.S. Treasury Reserves ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer

Date: August 22, 2012